Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share of Class A Common Stock:

	Three Months Ended March 31,
(In thousands except shares and per share amounts)	2024	2023
Numerator - basic and diluted:
Net loss	$(176,600)	$(174,146)
Less: Net loss attributable to the non-controlling interests	157,718	169,230
Net loss attributable to MSP Recovery, Inc.	$(18,882)	$(4,916)

Denominator – basic and diluted:
Weighted-average shares of Class A common stock outstanding – basic	15,013,881	3,544,381
Weighted-average shares of Class A common stock outstanding – dilutive	15,013,881	3,544,381

Earnings per share of Class A common stock – basic	$(1.26)	$(1.39)
Earnings per share of Class A common stock – diluted	$(1.26)	$(1.39)

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

	Year Ended December 31,
(In thousands except shares and per share amounts)	2023	2022
Numerator - basic and diluted:
Net loss	$(835,145)	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre-Business Combination	—	28,640
Less: Net loss attributable to the non-controlling interests post Business Combination	778,797	365,848
Net loss attributable to MSP Recovery, Inc. post-Business Combination	$(56,348)	$(7,417)

Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	8,914,761	2,473,005
Weighted-average shares of Class A common stock outstanding - dilutive	8,914,761	2,473,005

Earnings per share of Class A common stock - basic	$(6.32)	$(3.00)
Earnings per share of Class A common stock - diluted	$(6.32)	$(3.00)